NOTES PAYABLE (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							6 Months Ended	12 Months Ended
	Mar. 01, 2019	Feb. 15, 2019	Jan. 11, 2019	Oct. 25, 2018	Aug. 01, 2018	Jun. 26, 2018	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from notes payable - related parties							$ 15,000	$ 15,000	$ 37,900
Proceeds from convertible debt					$ 23,600
Proceeds from notes payable					200				400
Issuance of common stock for debt inducement, amount									185
Principal balance								0	38,455
Unamortized discount								0	161
Notes payable - Subordinated									400
Notes payable - Subordinated - related party									30,200
Accrued expenses - related party									943
October 2018 SK Energy Note
Debt conversion price		$ 1.79
Interest expense								78
Accrued expenses - related party									109
Debt converted		$ 7,000
Interest converted		$ 187
Shares issued on conversion		4,014,959
January 2019 SK Energy Note
Debt conversion price		$ 1.50
Interest expense								$ 126
Debt converted		$ 15,000
Interest converted		$ 126
Shares issued on conversion		10,083,819
June 2018 SK Energy Note
Debt converted	$ 31,300
Interest converted	$ 1,460
Convertible Debt
Note interest rate								8.50%
Debt conversion price								$ 2.13
Interest payable									14
Interest expense								$ 6
Notes payable - Subordinated								400
Notes payable - Subordinated - related party								23,200
Accrued expenses - related party									$ 943
SK Energy
Proceeds from notes payable - related parties			$ 15,000	$ 7,000	22,000	$ 7,700
Issuance of common stock for debt inducement, shares						600,000
Issuance of common stock for debt inducement, amount						$ 185
Note interest rate						8.00%
Debt conversion price	$ 2.13		$ 1.50	$ 1.79					$ 2.18
Interest payable									$ 155
Principal balance									7,855
Unamortized discount									$ 161
Interest expense								107
Ownership conversion limitation removed		49.90%
Debt converted	$ 22,000
Shares issued on conversion	15,381,605
Notes payable principal amount purchased	$ 1,500
SK Energy Executive Officer
Proceeds from notes payable - related parties					200
Notes payable principal amount purchased	200
Trust Affiliated with Director
Proceeds from notes payable - related parties					500
Notes payable principal amount purchased	500
Entity Affiliated with Director and President
Proceeds from notes payable - related parties					$ 500
Notes payable principal amount purchased	500
Related Parties | Convertible Debt
Interest expense								$ 347
Director
Notes payable principal amount purchased	$ 200